Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,071,713)	$ (2,694,395)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	598,322	606,165
Gain on disposal of equipment		(2,259)
Amortization of deferred share compensation	1,412,500
Recovery of doubtful accounts	(258,378)	(696,833)
Changes in operating assets and liabilities
Accounts receivable	(3,618,743)	622,561
Inventories	(84,452)	(97,271)
Other receivables	(2,147,314)	295,626
Prepayments and advances	(6,622,610)	5,597,569
Prepayment - related party	2,919,578	1,795,377
Prepaid expenses	40,458
Accounts payable	8,713,174	(6,085,552)
Customer deposits	(344,378)	486,038
Other payables	1,271,469	(623,089)
Other payables - shareholders	360,000	372,268
Accrued liabilities and contingent liabilities	1,368,026	2,754,771
Taxes payable	(30,010)	5,574
Net cash provided by operating activities	505,929	2,336,550
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(50,328)	(44,503)
Net cash used in investing activities	(50,328)	(44,503)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short term loans, banks and bank guarantees	4,952,780	24,593,633
Repayments of short term loans, banks and bank guarantees	(5,401,444)	(16,114,628)
Repayments of notes payable		(14,307,380)
Borrowings from shareholders	11,866
Proceeds from issuance of ordinary shares	450,000
Change in restricted cash		4,297,159
Net cash provided by (used in) financing activities	13,202	(1,531,216)
EFFECTS OF EXCHANGE RATE CHANGE IN CASH AND CASH EQUIVALENTS	(67,424)	151,885
NET INCREASE IN CASH AND CASH EQUIVALENTS	401,379	912,716
CASH AND CASH EQUIVALENTS, beginning of period	1,098,691	224,679
CASH AND CASH EQUIVALENTS, end of period	1,500,070	1,137,395
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	891,756	563,592
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Forgiveness of payable to shareholder as a capital contribution		800,758
Litigation liability paid by related party		195,296
Accrued rent liability and other receivable - related party		1,393,375
OTHER NON-CASH TRANSACTIONS:
Accounts receivable offset with accounts payable upon execution of tri-party agreements	3,308,299	1,994,213
Prepayments and advances offset with other payables upon execution of a tri-party agreement		3,176,238
Reclassification from accounts payable to loans payable - employees upon payment made by employees of the Company on its behalf	$ 4,287,014